UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2022

Date of reporting period: June 30, 2022

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Strategas Global Policy Opportunities ETF

Strategas Macro Thematic Opportunities ETF

Semi-Annual Report	June 30, 2022

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT

The Funds file their complete schedules of investments with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-457-3637; and (ii) on the SEC’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
JUNE 30, 2022
(UNAUDITED)

SECTOR WEIGHTINGS†:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.3%

	Shares	Value
AUSTRALIA — 1.7%
CSL	969	$179,283

BELGIUM — 1.8%
UCB	2,179	183,700

DENMARK — 3.5%
Novo Nordisk, Cl B	1,732	191,672
Novozymes, Cl B	3,052	182,776

		374,448

GERMANY — 1.5%
Fresenius Medical Care & KGaA	3,229	160,787

ISRAEL — 3.5%
Elbit Systems	918	208,966
Teva Pharmaceutical Industries *	20,990	160,025

		368,991

JAPAN — 3.7%
Astellas Pharma	12,000	186,817
Eisai	4,600	193,846

		380,663

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
JUNE 30, 2022
(UNAUDITED)

  COMMON STOCK — continued

	Shares	Value
MEXICO — 1.5%
Grupo Televisa	94,355	$154,096

NETHERLANDS — 1.6%
Universal Music Group	8,518	170,390

UNITED KINGDOM — 10.2%
BAE Systems PLC	19,609	197,704
Experian PLC	5,941	173,594
InterContinental Hotels Group PLC	3,154	166,621
RELX PLC	6,943	187,694
Smith & Nephew PLC	12,024	167,564
Smiths Group PLC	9,779	166,206

		1,059,383

UNITED STATES — 68.3%
COMMUNICATION SERVICES — 1.8%
Match Group *	2,292	159,729
Yelp, Cl A *	975	27,076

		186,805

CONSUMER DISCRETIONARY — 2.9%
American Public Education *	1,982	32,029
H&R Block	801	28,291
Perdoceo Education *	2,655	31,276
Universal Electronics *	1,051	26,874
Yum! Brands	1,597	181,276

		299,746

CONSUMER STAPLES — 3.9%
Altria Group	3,526	147,281
Brown-Forman, Cl B	2,907	203,955
USANA Health Sciences *	400	28,944
Vector Group	2,326	24,423

		404,603

ENERGY — 1.6%
ConocoPhillips	1,647	147,917
Green Plains *	821	22,307

		170,224

FINANCIALS — 2.9%
Aon PLC, Cl A	702	189,315

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
JUNE 30, 2022
(UNAUDITED)

  COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
Blucora *	1,559	$28,779
Donnelley Financial Solutions *	960	28,119
eHealth *	2,748	25,639
Federated Hermes, Cl B	832	26,449

		298,301

HEALTH CARE — 22.2%
ABIOMED *	724	179,197
Amedisys *	244	25,649
Amgen	780	189,774
Cara Therapeutics *	3,411	31,142
Chemed	58	27,225
Coherus Biosciences *	3,866	27,990
DaVita *	1,994	159,440
Dynavax Technologies *	2,391	30,103
Eagle Pharmaceuticals *	595	26,436
Emergent BioSolutions *	883	27,408
Exelixis *	1,538	32,021
Harmony Biosciences Holdings *	644	31,408
Horizon Therapeutics PLC *	2,127	169,650
Illumina *	811	149,516
Inari Medical *	449	30,528
Incyte *	2,540	192,964
Jazz Pharmaceuticals PLC *	1,285	200,473
Lantheus Holdings *	414	27,336
LHC Group *	173	26,943
Molina Healthcare *	660	184,543
Myriad Genetics *	1,491	27,092
Neurocrine Biosciences *	309	30,121
Novocure *	2,315	160,892
Organogenesis Holdings, Cl A *	5,172	25,239
Pediatrix Medical Group *	1,491	31,326
REGENXBIO *	1,342	33,147
Roche Holding	566	188,332
Select Medical Holdings	1,181	27,895
Vir Biotechnology *	1,114	28,374

		2,322,164

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
JUNE 30, 2022
(UNAUDITED)

  COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — 16.5%
A O Smith	3,154	$172,461
AAR *	588	24,602
Aerojet Rocketdyne Holdings *	697	28,298
Axon Enterprise *	285	26,553
CoreCivic *	2,257	25,075
Fluor *	1,058	25,752
General Dynamics	840	185,850
Huntington Ingalls Industries	907	197,563
Leidos Holdings	1,822	183,494
Lindsay	221	29,353
Lockheed Martin	432	185,743
Northrop Grumman	421	201,478
Pitney Bowes	6,018	21,785
Science Applications International	329	30,630
Textron	2,914	177,958
TrueBlue *	1,295	23,180
United Parcel Service, Cl B	1,057	192,945

		1,732,720

INFORMATION TECHNOLOGY — 9.9%
Accenture PLC, Cl A	636	176,585
Envestnet *	442	23,324
Fair Isaac *	72	28,865
Fortinet *	3,205	181,339
InterDigital	440	26,752
Lattice Semiconductor *	550	26,675
LiveRamp Holdings *	1,101	28,417
Qorvo *	1,738	163,928
QUALCOMM	1,362	173,982
Rambus *	1,103	23,703
VeriSign *	1,093	182,892

		1,036,462

MATERIALS — 5.0%
Celanese, Cl A	1,229	144,543
Century Aluminum *	2,409	17,754
International Paper	4,012	167,822
LyondellBasell Industries, Cl A	1,666	145,708
Materion	341	25,142
Sylvamo	558	18,236

		519,205

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
JUNE 30, 2022
(UNAUDITED)

  COMMON STOCK — continued

	Shares	Value
REAL ESTATE — 1.6%
Crown Castle International ‡	1,010	$170,064

		7,140,294

TOTAL COMMON STOCK (Cost $11,240,626)		10,172,035

TOTAL INVESTMENTS— 97.3% (Cost $11,240,626)		$10,172,035

Percentages are based on Net Assets of $10,449,658.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

PLC — Public Limited Company

As of June 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO
THEMATIC OPPORTUNITIES ETF
JUNE 30, 2022
(UNAUDITED)

SECTOR WEIGHTINGS†:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.2%

	Shares	Value
CONSUMER DISCRETIONARY — 2.9%
Lowe’s	3,437	$600,341
McDonald’s	2,674	660,157

		1,260,498

CONSUMER STAPLES — 12.8%
Altria Group	14,703	614,144
Archer-Daniels-Midland	9,933	770,801
Church & Dwight	8,392	777,603
Coca-Cola	11,457	720,760
Colgate-Palmolive	8,211	658,029
Costco Wholesale	1,337	640,797
Kellogg	10,311	735,587
Philip Morris International	6,683	659,880

		5,577,601

ENERGY — 15.3%
Antero Resources *	26,368	808,179
Baker Hughes, Cl A	27,127	783,156
Cactus, Cl A	15,465	622,776
Cheniere Energy	7,447	990,675
EOG Resources	6,685	738,291
Halliburton	24,257	760,699

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO
THEMATIC OPPORTUNITIES ETF
JUNE 30, 2022
(UNAUDITED)

  COMMON STOCK — continued

	Shares	Value
ENERGY — continued
NOV	45,456	$768,661
Occidental Petroleum	19,859	1,169,298

		6,641,735

FINANCIALS — 9.6%
Allstate	5,729	726,036
Cullen	5,343	622,192
Encore Capital Group *	11,644	672,674
Hanover Insurance Group	5,353	782,876
ServisFirst Bancshares	8,786	693,391
UMB Financial	7,635	657,374

		4,154,543

HEALTH CARE — 9.8%
CVS Health	8,395	777,881
Edwards Lifesciences *	6,670	634,250
Johnson & Johnson	4,201	745,720
PerkinElmer	4,392	624,630
Pfizer	12,984	680,751
UnitedHealth Group	1,525	783,286

		4,246,518

INDUSTRIALS — 12.5%
CSX	20,240	588,174
Deere	1,927	577,079
Kratos Defense & Security Solutions *	40,116	556,810
L3Harris Technologies	3,074	742,986
Lockheed Martin	1,910	821,224
Maxar Technologies	21,391	558,091
Rollins	24,823	866,819
Waste Management	4,583	701,107

		5,412,290

INFORMATION TECHNOLOGY — 9.5%
Accenture PLC, Cl A	2,100	583,065
Applied Materials	5,156	469,093
Corning	17,761	559,649
Juniper Networks	21,394	609,729
Microsoft	2,292	588,655
Palo Alto Networks *	1,336	659,904
Tenable Holdings *	14,313	649,953

		4,120,048

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO
THEMATIC OPPORTUNITIES ETF
JUNE 30, 2022
(UNAUDITED)

  COMMON STOCK — continued

	Shares	Value
MATERIALS — 11.5%
Albemarle	3,628	$758,180
Intrepid Potash	8,384	379,711
MP Materials *	15,286	490,375
Newmont	9,952	593,836
Nucor	8,402	877,253
Royal Gold	5,713	610,034
West Fraser Timber	8,784	673,996
Wheaton Precious Metals	16,608	598,386

		4,981,771

REAL ESTATE — 6.6%
Iron Mountain ‡	17,949	873,937
NexPoint Residential Trust ‡	9,929	620,662
Public Storage ‡	2,291	716,327
Weyerhaeuser ‡	20,431	676,674

		2,887,600

UTILITIES — 6.7%
CMS Energy	11,646	786,105
DTE Energy	5,729	726,151
Ormat Technologies	9,946	779,269
PPL	23,104	626,811

		2,918,336

TOTAL COMMON STOCK (Cost $46,821,585)		42,200,940

TOTAL INVESTMENTS— 97.2% (Cost $46,821,585)		$42,200,940

Percentages are based on Net Assets of $43,420,619.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO
THEMATIC OPPORTUNITIES ETF
JUNE 30, 2022
(UNAUDITED)

As of June 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2022
(UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	Strategas Global Policy Opportunities ETF	Strategas Macro Thematic Opportunities ETF
Assets:
Investments at Value (Cost $11,240,626 and $46,821,585, respectively)	$10,172,035	$42,200,940
Cash	245,215	1,150,087
Receivable for Investment Securities Sold	28,600	—
Dividend and Interest Receivable	8,571	65,813
Reclaim Receivable	1,275	—
Receivable for Capital Shares Sold	—	913,787

Total Assets	10,455,696	44,330,627

Liabilities:
Payable for Investment Securities Purchased	—	888,550
Payable for Management Fees	5,455	21,458
Overdraft of Foreign Currency (Proceeds $598 and $-, respectively)	583	—

Total Liabilities	6,038	910,008

Net Assets	$10,449,658	$43,420,619

Net Assets Consist of:
Paid-in Capital	$11,666,313	$48,029,687
Total Distributable Loss	(1,216,655)	(4,609,068)

Net Assets	$10,449,658	$43,420,619

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	460,000	1,910,000

Net Asset Value, Offering and Redemption Price Per Share	$22.72	$22.73

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
FOR THE PERIOD ENDED JUNE 30, 2022
(UNAUDITED)

STATEMENTS OF OPERATIONS

	Strategas Global Policy Opportunities ETF(1)	Strategas Macro Thematic Opportunities ETF(1)
Investment Income:
Dividend Income	$59,533	$173,850
Interest Income	99	205
Less: Foreign Taxes Withheld	(2,161)	(753)

Total Investment Income	57,471	173,302

Expenses:
Management Fees	18,547	47,408

Total Expenses	18,547	47,408

Net Investment Income	38,924	125,894

Net Realized Gain (Loss) on:
Investments(2)	(187,610)	(114,317)
Foreign Currency Transactions	639	—

Net Realized Loss	(186,971)	(114,317)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,068,591)	(4,620,645)
Foreign Currency Translations	(17)	—

Net Change in Unrealized Depreciation	(1,068,608)	(4,620,645)

Net Realized and Unrealized Loss	(1,255,579)	(4,734,962)

Net Decrease in Net Assets Resulting from Operations	$(1,216,655)	$(4,609,068)

(1)	Commenced operations on January 24, 2022.
(2)	Includes Realized Gain (Loss) as a result of in-kind redemptions. (See Note 6 in the Notes to Financial Statements.)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT

STATEMENTS OF CHANGES IN NET ASSETS

	Strategas Global Policy Opportunities ETF	Strategas Macro Thematic Opportunities ETF
	Period Ended June 30, 2022(1) (Unaudited)	Period Ended June 30, 2022(1) (Unaudited)
Operations:
Net Investment Income	$38,924	$125,894
Net Realized Loss(2)	(186,971)	(114,317)
Net Change in Unrealized Appreciation (Depreciation)	(1,068,608)	(4,620,645)

Net Decrease in Net Assets Resulting from Operations	(1,216,655)	(4,609,068)

Capital Share Transactions:
Issued	11,666,313	48,801,728
Redeemed	—	(772,041)

Increase in Net Assets from Capital Share Transactions	11,666,313	48,029,687

Total Increase in Net Assets	10,449,658	43,420,619

Net Assets:
Beginning of Period	—	—

End of Period	$10,449,658	$43,420,619

Share Transactions:
Issued	460,000	1,940,000
Redeemed	—	(30,000)

Net Increase in Shares Outstanding from Share Transactions	460,000	1,910,000

(1)	Commenced operations on January 24, 2022.
(2)	Includes Realized Gain (Loss) as a result of in-kind redemptions. (See Note 6 in the Notes to Financial Statements.)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Period Ended June 30, 2022(1) (Unaudited)

Net Asset Value, Beginning of Period	$25.00

Income (Loss) from Investment Operations:

Net Investment Income*	0.14

Net Investment Loss	(2.42)

Total from Operations	(2.28)

Net Asset Value, End of Period	$22.72

Total Return†	(9.12)%

Net Assets End of Period (Thousands)	$10,450

Ratios and Supplemental Data:

Ratio of Expenses to Average Net Assets	0.65%††

Ratio of Net Investment Income to Average Net Assets	1.36%††

Portfolio Turnover	49%‡

*	Per unit data calculated using average units method.
†

Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.

††	Annualized.
‡	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
(1)	Commenced operations on January 24, 2022.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO
THEMATIC OPPORTUNITIES ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Period Ended June 30, 2022(1) (Unaudited)

Net Asset Value, Beginning of Period	$25.00

Income (Loss) from Investment Operations:

Net Investment Income*	0.18

Net Investment Loss	(2.45)

Total from Operations	(2.27)

Net Asset Value, End of Period	$22.73

Total Return†	(9.08)%

Net Assets End of Period (Thousands)	$43,421

Ratios and Supplemental Data:

Ratio of Expenses to Average Net Assets	0.65%††

Ratio of Net Investment Income to Average Net Assets	1.73%††

Portfolio Turnover	21%‡

*	Per unit data calculated using average units method.
†

Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.

††	Annualized.
‡	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
(1)	Commenced operations on January 24, 2022.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2022
(UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 65 funds. The financial statements herein are those of the Strategas Global Policy Opportunities ETF and Strategas Macro Thematic Opportunities ETF (each a “Fund” and together, the “Funds”). The investment objective of the Funds is to seek long-term capital appreciation. The Funds are classified as a “diversified” investment company and operate as an exchange traded fund (“ETF”). Strategas Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Funds. Vident Investment Advisory, LLC (the “Sub-Adviser”) serves as the sub-adviser to the Funds. The Funds commenced operations on January 24, 2022. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2022
(UNAUDITED)

that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2022
(UNAUDITED)

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended June 30, 2022, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2022
(UNAUDITED)

sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended June 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2022, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of any estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2022
(UNAUDITED)

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Funds distribute their net investment income and any net realized capital gains at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 10,000 Shares, or multiples thereof).

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

The following table discloses Creation Unit breakdown as of the period ended June 30, 2022:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Strategas Global Policy Opportunities ETF	10,000	$750	$227,200	$750
Strategas Macro Thematic Opportunities ETF	10,000	$200	$227,300	$200

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2022
(UNAUDITED)

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended June 30, 2022, the Funds did not incur any fees for these services.

The Trust has adopted a Distribution Plan (the “Plan”) applicable to the Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of each Fund as compensation for distribution and shareholder services. For the period ended June 30, 2022, the Funds did not incur any fees for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Brown Brothers Harriman & Co. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2022
(UNAUDITED)

5. Investment Advisory Agreement and Sub-Advisory Agreement:

The Adviser oversees the day-to-day operations of the Funds, subject to the general supervision and oversight of the Board. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Funds to operate. Further, the Adviser continuously reviews, supervises, and administers the Funds’ investment program. In particular, the Adviser provides investment and operational oversight of the Sub-Adviser. The Board supervises the Adviser and establishes policies that the Adviser must follow in its day-to-day management activities. For its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.65% of the average daily net assets of each Fund.

Under the investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser, the Adviser has agreed to pay all expenses incurred by each Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”). The Adviser, in turn, compensates the Sub-Adviser from the management fee it receives.

On January 19, 2022, the Adviser and Vident Investment Advisory, LLC (the “Sub-Adviser”) entered into an investment sub-advisory agreement with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to a Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser, subject to the supervision of the Adviser and the Board.

For its services, the Sub-Adviser is entitled to a fee from the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.07% based on the average daily net assets of each Fund for assets up to $250 million, 0.065% based on the average daily net assets of each Fund when assets exceed $250 million, and 0.06% based on the average daily net assets of each Fund when assets exceed $500 million, subject to a minimum annual fee of $35,000.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2022
(UNAUDITED)

6. Investment Transactions:

For the period ended June 30, 2022, the purchases and sales of investment securities other than in-kind transactions, long-term U.S. Government and short-term investments, were as follows:

	Purchases	Sales
Strategas Global Policy Opportunities ETF	$3,366,188	$3,187,026
Strategas Macro Thematic Opportunities ETF	4,210,323	4,223,994

For the period ended June 30, 2022, there were in-kind transactions associated with creation and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
Strategas Global Policy Opportunities ETF	$11,249,213	$—	$—
Strategas Macro Thematic Opportunities ETF	47,715,751	764,654	14,232

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at June 30, 2022, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
Strategas Global Policy Opportunities ETF	$11,240,626	$155,001	$(1,223,592)	$(1,068,591)
Strategas Macro Thematic Opportunities ETF	46,821,585	59,786	(4,680,431)	(4,620,645)

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2022
(UNAUDITED)

8. Concentration of Risks:

As with all management investment companies, a shareholder of the Funds are subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value (“NAV”) and ability to meet their investment objective.

Lobbying Focused Investments Risk (Strategas Global Policy Opportunities ETF) - The Adviser’s investment process utilizes lobbying intensity as the primary input when selecting securities for the Fund’s portfolio. The Adviser does not consider a company’s traditional financial metrics when constructing the Fund’s portfolio. A company’s financial performance is determined by a number of factors, and the degree to which a company engages in lobbying activities may have little or no impact on whether the company performs well or poorly financially. Further, a company may be lobbying due to a threat to its operations created by proposed or anticipated regulations and if such lobbying efforts are unsuccessful and the regulations are adopted, the regulations could lead to increased operational costs or other effects causing underperformance. Companies with significant lobbying expenditures may underperform companies with lower lobbying expenditures. The Fund may forego some market opportunities available to funds that do not focus on securities of companies with significant lobbying activity, and therefore the Fund may underperform such other funds.

Equity Market Risk (All Funds) – The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stockholders such as the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2022
(UNAUDITED)

Methodology Risk (Strategas Global Policy Opportunities ETF) – The Adviser’s methodology to determine a company’s “lobbying intensity” is derived from publicly available lobbying data filed and disclosed pursuant to the LDA. To the extent that a company fraudulently or accidently reports incorrect lobbying expenditures, such data may affect the Adviser’s methodology and cause securities of a company to be included in or excluded from the Fund’s portfolio when such securities otherwise would have been excluded or included, respectively. Further, there may be ways to influence legislation or public policy that may not be legally classified as “lobbying” or reported as such pursuant to the LDA. Additionally, the LDA 4only covers U.S. federal lobbying and does not include state or local lobbying or the lobbying of foreign governments. To the extent that the data disclosed pursuant to the LDA does not fully capture all lobbying expenditures or is otherwise incomplete, the Adviser’s methodology may be affected and result in securities of companies being included or excluded in the portfolio of the Fund that otherwise may have been excluded or included, respectively. The exclusion or inclusion of such securities may negatively affect the value of the Fund’s portfolio.

Foreign Company Risk (Strategas Global Policy Opportunities ETF) – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Currency Risk (Strategas Global Policy Opportunities ETF) – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2022
(UNAUDITED)

Large Capitalization Risk (All Funds) – The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Small and Medium Capitalization Companies Risk (All Funds) – The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small 5capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Emerging Market Company Risk (Strategas Global Policy Opportunities ETF) – Investments in emerging market companies are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign companies. Unlike more established markets, emerging markets may have governments that are less stable and economies that are less developed. Furthermore, future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The Fund considers an emerging market company to be a company designated as from an emerging market country by the MSCI All Country World Index.

Geographic Focus Risk (Strategas Global Policy Opportunities ETF) – To the extent that it focuses its investments in a particular country or geographic region outside the U.S., the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

European Risk – As of the date of this Prospectus, the Fund expects to have significant exposure to securities of issuers located in the European region. As a result, the Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests. Any adverse economic or political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2022
(UNAUDITED)

country in Europe can have an adverse impact on other European countries. Countries in Europe will be significantly affected by the fiscal and monetary controls of the Economic and Monetary Union of the European Union (“EU”). Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the Euro, the default or threat of default by an EU member country on its sovereign debt, and recessions among European countries may have a significant adverse effect on the economies of other European countries. In addition, one or more countries may abandon the Euro and/or withdraw from the EU, such as the United Kingdom’s (“U.K.’s”) formal exit on January 31, 2020. While the U.K left the EU single markets and customs union under the terms of a new trade agreement effective December 31, 2020, there is still considerable uncertainty relating to the potential consequences associated with the U.K.’s exit and whether the exit will increase the likelihood of other countries also departing the EU.

Active Management Risk (All Funds) – The success of the Fund’s strategy is dependent on the Adviser’s ability and its stock selection process to correctly identify the Fund’s investments. The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising, in which case the Fund could experience losses regardless of the overall performance of the U.S. equity market.

Macro-Thematic Trend Investing Strategy Risk (Strategas Macro Thematic Opportunities ETF) – The Adviser select securities for the Fund’s portfolio pursuant to a macro-thematic trend investment strategy. The value of the Fund may decline if, among other reasons, macro-thematic trends believed to be beneficial to the Fund do not develop as anticipated or maintain over time, securities selected for inclusion in the Fund’s portfolio due to their security characteristics that the Adviser believes are most highly correlated to a macro-thematic trend do not perform as anticipated, the Adviser fails to identify or declines to include in the Fund’s portfolio profitable companies that would have been beneficial to a macro-thematic trend, or other investment strategies generally outperform macro-thematic trends investing based on a variety of factors.

Liquidity Risk (All Funds) – The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2022
(UNAUDITED)

ETF Risks (All Funds) – The Fund is an exchange-traded fund (“ETF”) and, as a result of this structure, it is exposed to the following risks:

Trading Risk – Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk – Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

New Fund Risk (All Funds) – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Sector Focus Risk (All Funds) – Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2022
(UNAUDITED)

Industrials Sector Risk (Strategas Global Policy Opportunities ETF) – As of the date of this Prospectus, the Fund expects to have significant exposure to securities of issuers in the industrials sector. The Fund is subject to the risk that the securities of issuers in the industrials sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of companies operating in the industrials sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk (Strategas Global Policy Opportunities ETF) – As of the date of this Prospectus, the Fund expects to have significant exposure to securities of issuers in the information technology sector. The information technology sector has been among the most volatile sectors of the stock market. Because the Fund’s investments are significantly exposed to companies in the information technology sector, its performance will be significantly affected by developments in that sector. The information technology sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. Companies in the information technology sector involve greater risk because their revenue and/ or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain companies in the information technology sector may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of information technology stocks than t does in other sectors. Fund investments may decline dramatically in value if anticipated products or services are delayed or cancelled. The risks associated with companies in the information technology sector are magnified in the case of small-cap technology companies.

Healthcare Sector Risk (Strategas Global Policy Opportunities ETF) – As of the date of this Prospectus, the Fund expects to have significant exposure to

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2022
(UNAUDITED)

securities of issuers in the healthcare sector. Companies in the healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the healthcare sector can also be significantly affected by product liability claims, rapid obsolescence of products or services, and patent expirations, as well as government approval of products and services.

Financials Sector Risk (Strategas Macro Thematic Opportunities ETF) – As of the date of this Prospectus, the Fund expects to have significant exposure to securities of issuers in the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Consumer Discretionary Sector Risk (Strategas Macro Thematic Opportunities ETF) – As of the date of this Prospectus, the Fund expects to have significant exposure to securities of issuers in the consumer discretionary sector. Companies in the consumer discretionary sector are subject to the performance of the overall international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. The impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the overall international economy and, in turn, negatively affect companies in the consumer discretionary sector.

Valuation Risk (All Funds) – The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold.

Portfolio Turnover Risk (All Funds) – Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2022
(UNAUDITED)

9. Other

At June 30, 2022, the records of the Trust reflected that 100% of the Strategas Global Policy Opportunities ETF and the Strategas Macro Thematic Opportunities ETF total shares outstanding were held by two Authorized Participants for each of the Funds in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of June 30, 2022.

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THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2022
(UNAUDITED)

DISCLOSURE OF FUND EXPENSES

All exchange traded funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.

The table on the next page illustrates your Fund’s costs in two ways:

●

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

●

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for

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JUNE 30, 2022
(UNAUDITED)

DISCLOSURE OF FUND EXPENSES

your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Annualized Expense Ratios	Expenses Paid During Period
Strategas Global Policy Opportunities ETF
Actual Fund Return	$1,000.00	$908.80	0.65%	$2.67(1)
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26(2)
Strategas Macro Thematic Opportunities ETF
Actual Fund Return	$1,000.00	$909.20	0.65%	$2.67(1)
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26(2)

(1)	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied 157/365 (to reflect since commencement to period end).
(2)	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2022
(UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT & INVESTMENT

  SUBADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements (the “Agreements”) must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on December 16-17, 2021 to decide whether to approve the Agreements for initial two-year terms (the “December Meeting”). The December Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the December Meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the December Meeting, to help them decide whether to approve the Agreements for initial two-year terms.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and information about their financial condition, capitalization, profitability or financial viability to advise or sub-advise the Funds; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ proposed advisory fees to be paid to the Adviser and the Sub-Adviser and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds; (vi) the Adviser’s and Sub-Adviser’s compliance program, including a description of any material compliance matters and any material compliance violations; (vii) the Adviser’s and Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s and the Sub-Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Funds as

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
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well as the Funds’ proposed objectives and strategies; and (x) the Adviser’s rationale for recommending the Sub-Adviser.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the December Meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the December Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, approved the Agreements. In considering the approval of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; and (ii) the fees to be paid to the Adviser and the Sub-Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the proposed Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s proposed investment and risk management approaches for the Funds. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Adviser. The responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser and the Sub-Adviser to the Funds were available to the Board, as were the most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser, in the materials or through public disclosure.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
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The Trustees also considered other services to be provided to the Funds by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser and the Sub-Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser and the Sub-Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Funds, would pay the Sub-Adviser pursuant to the sub-advisory agreement and that the fees payable to the Sub-Adviser would reflect arms-length negotiations between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee that would be payable under the sub-advisory agreement and the portion of the fee under the advisory agreement that would be retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-Adviser.

Investment Performance, Profitability and Economies of Scale

Because the Funds were new and had not commenced operations, they did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser or the Sub-Adviser might achieve with respect to the Funds or the extent to which economies of scale would be realized by the

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
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Adviser or the Sub-Adviser as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the Funds’ investment performance, the Adviser’s or the Sub-Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Funds grow, but will do so during future considerations of the Agreements.

Approval of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements for initial terms of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Strategas ETFs

c/o SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

855-457-3637

Investment Adviser

Strategas Asset Management, LLC

52 Vanderbilt Avenue, 19th Floor

New York, NY 10017

Sub-Adviser

Vident Investment Advisory, LLC

1125 Sanctuary Parkway, Suite 515

Alpharetta, Georgia 30009

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

STR-SA-001-0100

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 7, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: September 7, 2022